Condensed Interim Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net income (loss) for the period	$ 206	$ (2,602)	$ (4,705)	$ 11,822
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 9)	(3,926)	134	(1,865)	(1,694)
Provision for restructuring costs (note 8)	790		773	(214)
Depreciation and amortization	70	21	136	35
Impairment of right of use asset (note 4)	64		401
Write-off of current assets			169
Deferred income taxes				3,479
Share-based compensation costs	595	392	690	515
Employee future benefits (note 10)	2	(311)	136	(233)
Amortization of deferred revenues	(18)		(36)	(541)
Foreign exchange loss on items denominated in foreign currencies	(4)	(629)	(49)	(729)
Gain on disposal of property, plant and equipment			(3)	9
Other non-cash items		8		24
Changes in operating assets and liabilities (note 13)	51	(1,790)	(823)	(533)
Net cash (used in) provided by operating activities	(2,170)	(4,777)	(5,176)	11,940
Cash flows from financing activities
Proceeds from issuance of common shares	314		314
Payments on lease liability	(159)		(310)
Net cash from financing activities	155		4
Cash flows from investing activities
Disposal of property, plant and equipment				11
Change in restricted cash			50
Net cash from investing activities			50	11
Effect of exchange rate changes on cash and cash equivalents	341	175	293	215
Net change in cash and cash equivalents	(1,674)	(4,602)	(4,829)	12,166
Cash and cash equivalents - Beginning of period	11,357	24,548	14,512	7,780
Cash and cash equivalents - End of period	$ 9,683	$ 19,946	$ 9,683	$ 19,946